Acquisitions and Divestitures - Additional investment in Singapore Reinsurance Corporation Limited (Details) - Insurance and reinsurance companies. $ in Millions, $ in Millions	Aug. 03, 2021	Jun. 17, 2021 USD ($)	Jun. 16, 2021	Jun. 17, 2021 SGD ($)
Acquisitions and Divestitures
Ownership percentage in equity method investment	100.00%	94.00%	28.20%
Investments in subsidiaries		$ 102.9		$ 138.0